Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement [Line Items]
Number of share options outstanding, beginning of period	3,063,130	2,823,333
Weighted average exercise price share options, beginning of period	$ 14.25	$ 13.71
Number of share options granted in share-based payment arrangement	763,400	1,084,700
Weighted average exercise price of share options granted	$ 16.57	$ 13.43
Number of share options exercised	(43,970)	(12,335)
Weighted average exercise price of share options exercised	$ 14.22	$ 15.22
Number of share options expired	(4,333)	(30,712)
Weighted average exercise price of share options expired	$ 15.80	$ 13.77
Number of share options forfeited	(50,633)	(296,100)
Weighted average exercise price of share options forfeited	$ 14.57	$ 14.17
Number of share options oustanding, end of period	3,537,123	3,063,130
Weighted average exercise price share options, end of period	$ 14.90	$ 14.25
Number of share options exercisable	2,051,323	1,322,729
Weighted average exercise price of share options exercisable	$ 14.57	$ 14.04
Virginia replacement share options [Member]
Statement [Line Items]
Number of share options exercised	(190,471)	(505,756)
Weighted average exercise price of share options exercised	$ 11.28	$ 9.50